Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Restricted Cash And Cash Equivalents Items [Line Items]
Cash on hand and at banks	$ 26,505	$ 79,103
Money market funds with duration of less than three months	336	1,392
Restricted cash	22,201	954
Time Deposits
Restricted Cash And Cash Equivalents Items [Line Items]
Cash on hand and at banks		19,000
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 22,201	$ 954